SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE (Details)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 374,725
2023 [member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	227,844
2024 and beyond [member]
IfrsStatementLineItems [Line Items]
Remaining minimum annual rental payments	$ 146,881